SHORT TERM INVESTMENT (Debt Investment) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SHORT TERM INVESTMENT
Short term investment	¥ 0	¥ 50,000
Unrealized gains or losses	0	0
Other than temporary impairment	¥ 0	¥ 0